Pensions and Other Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Disclosure of net benefit obligation

Defined Benefit Obligations	DB Pension Plans		OPEB Plans
($ millions)	2018	2017	2018	2017
Beginning of year	76	178	244	213
Current service cost	1	1	11	15
Interest cost	3	4	8	8
Benefits paid	(2)	(9)	(4)	(4)
Settlements	—	(140)	—	—
Increase due to business combinations(1)	—	34	—	—
Remeasurements
Actuarial (gain) loss – experience	2	3	(13)	—
Actuarial loss – financial assumptions	(4)	5	(45)	12
Effect of changes in foreign exchange rates	3	—	(2)	—
End of year	79	76	199	244

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017.

Fair Value of Plan Assets	DB Pension Plans		OPEB Plans
($ millions)	2018	2017	2018	2017
Beginning of year	67	183	—	—
Contributions by employer	1	6	2	—
Benefits paid	(2)	(9)	(2)	—
Interest income	2	4	—	—
Return on plan assets greater than discount rate	—	4	—	—
Settlements	—	(148)	—	—
Increase due to business combinations(1)	—	27	—	—
Effect of changes in foreign exchange rates	3	—	—	—
End of year	71	67	—	—

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017. Please refer to Note 9 for business combination.

Funded status	DB Pension Plans		OPEB Plans
($ millions)	2018	2017	2018	2017
Net asset (liability)	(8)	(9)	(199)	(244)

Disclosure of pension plan assets
The composition of the DB Pension Plan assets at December 31, 2018 and 2017 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2018	2017
Money market type funds	—	5.0	0.2
Equity securities	—	—	—
Debt securities	100	95.0	99.8

Disclosure of a defined benefit amount recognized in net earnings and OCI
The following table summarizes amounts recognized in net earnings and OCI for the DB Pension Plans and the OPEB Plans for the years ended December 31, 2018 and 2017:

	DB Pension Plan		OPEB Plans
($ millions)	2018	2017	2018	2017
Amounts recognized in net earnings
Current service cost	1	1	11	15
Past service cost	—	1	—	—
Net Interest cost	1	—	8	8
Settlement loss	—	8	—	—
Benefit cost	2	10	19	23
Remeasurements
Actuarial loss (gain) due to liability experience	2	3	(13)	—
Actuarial loss (gain) due to liability assumption changes	(4)	5	(45)	12
Gain on plan assets	—	(4)	—	—
Remeasurement effects recognized in OCI	(2)	4	(58)	12

Disclosure of actuarial assumptions and sensitivity analysis
The sensitivity of the defined benefit and OPEB obligations to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plan		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(9)	11	(33)	43
Health care cost trend rate	N/A	N/A	32	(25)
The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plan		OPEB Plans
(percent)	2018	2017	2018	2017
Discount rate for benefit expense and obligation	3.4 - 3.6	3.4 - 3.5	3.4 - 3.7	3.4 - 3.9
Rate of compensation expense	N/A	3.5	N/A	N/A